Wilson Bank Holding Company - Parent Company Financial Information - Statements of Cash Flows - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Cash paid to suppliers and other	$ (45,890)		$ (41,968)		$ (38,789)
Cash flows from financing activities:
Dividends paid	(4,510)		(4,464)		(6,243)
Proceeds from sale of stock pursuant to dividend reinvestment	3,204		3,248		4,518
Proceeds from exercise of stock options	186		156		189
Common shares repurchased	(94)
Net increase (decrease) in cash and cash equivalents	(43,497)		4,840		52,490
Cash and cash equivalents at beginning of year	111,504		106,664		54,174
Cash and cash equivalents at end of year	68,007		111,504		106,664
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	20,777		15,869		12,148
Adjustments to reconcile net earnings to net cash used in operating activities:
Increase in refundable income taxes	(601)		(175)		177
Share based compensation expense	41		32		31
Total adjustments	634		21,295		17,267
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and other	(501)		(388)		(376)
Tax benefits received	173		173		170
Net cash used in operating activities	(328)		(215)		(206)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary			2,600		1,500
Net cash provided by investing activities			2,600		1,500
Cash flows from financing activities:
Dividends paid	(4,510)		(4,464)		(6,243)
Proceeds from sale of stock pursuant to dividend reinvestment	3,204		3,248		4,518
Proceeds from exercise of stock options	186		156		189
Common shares repurchased	(94)
Net cash used in financing activities	(1,214)		(1,060)		(1,536)
Net increase (decrease) in cash and cash equivalents	(1,542)		1,325		(242)
Cash and cash equivalents at beginning of year	2,662	[1]	1,337		1,579
Cash and cash equivalents at end of year	1,120	[1]	2,662	[1]	1,337
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	20,777		15,869		12,148
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(21,107)	[1]	(16,116)	[1]	(12,382)	[1]
Increase in refundable income taxes	(39)				(3)
Share based compensation expense	41		32		31
Total adjustments	(21,105)		(16,084)		(12,354)
Net cash used in operating activities	$ (328)		$ (215)		$ (206)

[1]	Eliminated in consolidation.